Management Agreement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Contractors [Abstract]
Reimbursable Costs on Long Term Contracts or Programs, Description		The Manager will be reimbursed for certain costs directly related to the Partnership and will be paid a monthly general and administrative expense compensation amount (“Monthly G&A Expense Amount”) at an annual rate that will be 1.75% of the net proceeds from the sale of common units, less commissions, marketing fee and offering and organization expense, plus the amount of outstanding indebtedness, which is referred to as the reimbursement base, for the first six months following the initial closing. Thereafter, the Monthly G&A Expense Amount will be at an annual rate of 3.5% of the reimbursement base and will reduce to an annual rate of 2% of the reimbursement base over time. In addition, pursuant to the Partnership Agreement, concurrently with the initial closing of the sale of common units pursuant to the public offering, 100,000 class B units were issued to an affiliate of the Manager.
Class B Units Issued to Manager		100,000
Management Termination Description		(i) we sell all or substantially all of our assets; (ii) there is a change in control and the Manager is no longer controlled by Mr. McClendon or his immediate family; (iii) Mr. McClendon, the Manager’s key employee, ceases to be employed by the Manager and we do not approve of a proposed replacement of such key employee; (iv) the Manager becomes subject to bankruptcy proceedings; (v) the Manager materially breaches itsobligations under the Management Agreement and does not cure the breach within 60 days of its receipt of notice of the breach; or (vi) the Manager or its affiliates defraud us or steal or misappropriate any of our assets and such circumstances have not been cured as provided in the Management Agreement. We may also terminate the Management Agreement if the Manager fails to recommend to us one or more acquisitions of producing or non-producing oil and gas properties that meet our acquisition parameters and are reasonably capable of consummation at any time that we have an aggregate of at least $100 million consisting of capital contributions received by us and which have not been spent by us, and all available borrowings under our credit facility, in each case, that have not been reserved by us for any acquisitions, development operations or other expenses, which we refer to as Unallocated Funds, for a period of 60 consecutive days.
Owned Property Management Costs	$ 0	$ 252,524	$ 0
Owned Property, Reimbursable Management Costs		$ 200,000